EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - CUPA Finance $ in Millions	May 31, 2022 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Percentage of voting equity interests acquired	23.00%
Consideration transferred, acquisition-date fair value	$ 100